Consolidated Balance Sheet (Parenthetical)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 EUR (€)
Balance Sheet [Abstract]
Common stock, par value	$ 0.0013	€ 1.00
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	10,000	10,000
Common stock, shares outstanding	10,000	10,000